Debt financing and capital lease obligation	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt financing and capital lease obligation
(9)	Debt financing and capital lease obligation

The Company’s debt obligations are summarized below:

Type of Debt	2013	2014	Average Nominal Interest Rate as of December 31, 2014	Undrawn debt facilities	Maturity
Non-recourse term facilities	1,211,796	797,305	4.38%	—	2015-2025
Full recourse term facilities	802,853	1,973,891	3.92%	547,055	2015-2026
Securitization	627,985	588,457	4.89%	—	2020
ECA and EXIM backed facilities	594,606	725,113	2.50%	—	2015-2026
Warehouse facility	121,574	170,863	2.61%	379,137	2018
Lines of credit	71,853	198,006	3.05%	250,000	2015-2017
Loan interest accrued but not paid	12,082	11,552	N/A	—	N/A

	3,442,749	4,465,187		1,176,192

Capital lease obligation
Capital lease	93,651	82,906	4.07%	—	2015-2021
Capital lease interest accrued but not paid	392	355	N/A	—	N/A

	94,043	83,261		—

Balance at December 31	3,536,792	4,548,448		1,176,192

Secured bank loans (repayable by instalment)	2013	2014
Opening balance at January 1	2,573,104	3,442,749
Principal advanced	2,208,965	2,368,037
Discount on securitization	(1,597)	235
Accrued and unpaid interest	2,023	(530)
Principal repaid	(1,339,746)	(1,345,304)

Closing balance at December 31	3,442,749	4,465,187

Capital lease obligation (repayable by instalment)	2013	2014
Opening balance at January 1	231,676	94,043
Principal advanced	—	—
Accrued and unpaid interest	(180)	(37)
Principal repaid	(137,453)	(10,745)

Closing balance at December 31	94,043	83,261

Total loans and borrowings	3,536,792	4,548,448

Non-Recourse Term Facilities

As of December 31, 2014, 31 aircraft (2013: 37) were financed by 12 commercial banks (December 31, 2013: 15), on a non-recourse basis. Each of these loans contains provisions that require the payment of principal and interest throughout the terms of the loans. The interest rates on the loans are based on fixed rates of between 3.87% and 5.81% and 3 or 6 month LIBOR plus margins ranging from 2.83% to 4.44% on the floating loans.

Securitization

In October 2013, the Company issued through Emerald Aviation Finance Limited (incorporated in the Cayman Islands and domiciled in Ireland), US$636.2m of Fixed Rate Asset Backed Notes (the “Notes”) which was comprised of US$546m of Class A-1 Notes which carry a fixed coupon rate of 4.65% and US$90.2m of Class B-1 Notes which carry a fixed coupon of 6.35%. Class A-1 Notes rank higher than Class B-1 Notes in order of priority of payment. The Notes are listed on the Global Exchange Market of the Irish Stock Exchange. The Notes amortize on a monthly basis, with a margin step-up beginning in 2020. At December 31, 2014, a total of 20 aircraft were being financed with the proceeds from these Notes (2013: 20).

Lines of Credit

As of December 31, 2014, the Company had in place 2 Pre-delivery Payment (PDP) facilities (2013: 3). The total commitment value of these facilities is US$73.0m (2013: US$136.5m), of which US$73.0m (2013: US$72m) is currently drawn. These facilities are used in funding pre-delivery payments for aircraft the Company has ordered and are secured by security assignments of the buyer’s right under the related purchase agreements to purchase the aircraft which are subject to the financing. Tranches of the PDP facilities bear interest at floating rates based on 3 month LIBOR plus margins ranging from 2% to 3%. As of December 31, 2014, the Company’s current PDP facilities have been utilised to finance payments relating to 8 aircraft (2013: 11). In addition, the Company has three undrawn unsecured facilities, with an aggregate commitment of US$375m with an availability period until 2017.

Full Recourse Term Facilities

As of December 31, 2014, 53 aircraft (2013: 23 aircraft) were financed by 19 lenders (2013: 17) on a full recourse basis. All of the loans contain provisions that require the payment of principal and interest throughout the terms of the loans. The interest rates on the loans are based on fixed rates of between 3.61% and 5.84% and 1, 3 or 6 month LIBOR plus margins ranging from 1.80% to 3.94% on the floating loans.

ECA and EXIM backed facilities

As of December 31, 2014, 17 aircraft (2013: 15 aircraft) were being financed with the proceeds of multiple facilities guaranteed by one of the European Export Credit Agencies (“ECA”) and Export-Import Bank of the United States (EXIM), on standard export agency supported financing terms whereby the subject loan is amortized quarterly over the period of 12 years from drawdown with interest accruing at fixed rates between 2.40% and 3.27% and on a floating rate loan 3 month LIBOR plus a margin of 0.43%. The ECA and EXIM loan documentation contains covenants and events of default customary for export credit agency supported financings.

The obligations outstanding under the ECA Term Financings are secured by, among other things, a mortgage over the aircraft and a pledge of our ownership interest in our subsidiary Company that leases the aircraft to the operator. The ECA Term Financing documents contain a minimum net worth covenant for Avolon Aerospace Leasing Limited and Avolon S.à r.l. and other terms and conditions customary for ECA-supported financings being completed at this time. Avolon Aerospace Leasing Limited, acting as servicer, is required to maintain unrestricted cash plus amounts available under all bank lines of credit. In addition, Avolon Aerospace Leasing Limited, Avolon Aerospace Limited and Avolon S.à r.l. have guaranteed the repayment of the ECA Term Financings.

Warehouse Facility

In May 2010, the Company entered into a US$400m limited recourse, revolving credit facility (the “Warehouse Facility”). The Warehouse Facility was amended in January 2012 reducing the facility size to US$365m and extending the remaining availability period from 5 months to 23 months from the date of amendment. The Warehouse Facility was further amended in May 2013, extending the availability until May 2015, converting the Warehouse Facility to full recourse, while increasing the commitment to US$428.5m. The Warehouse Facility was amended in June 2014, extending the availability until January 2017 and increasing the commitment to US$472.5m. The Warehouse Facility was further amended in September 2014, increasing the commitment to US$550.0m. As of December 31, 2014, the Warehouse Facility accrues interest at 1 month LIBOR plus 2.45% on drawn balances and 0.7% on undrawn balances. Borrowings under the Warehouse Facility are secured by collateral including mortgages over the aircraft and pledges of ownership interests in the aircraft. At December 31, 2014, 4 aircraft (2013: 4 aircraft) were financed by this facility.

The Warehouse Revolving Credit Facility documents contain a minimum net worth covenant for Avolon Aerospace Leasing Limited. Avolon Aerospace Leasing Limited, acting as servicer, is required to maintain unrestricted cash plus amounts available under all bank lines of credit. In addition Avolon Aerospace Leasing Limited has guaranteed the repayment of the Warehouse Revolving Credit Facility.

Maturities

The anticipated aggregate principal and interest repayments due for its debt financing for each of the fiscal years subsequent to December 31, 2014, are as follows:

	Principal	Interest	Total
2015	384,891	166,073	550,964
2016	569,378	146,445	715,823
2017	488,687	125,178	613,865
2018	570,170	107,792	677,962
2019	442,143	88,926	531,069
Thereafter	1,999,728	166,329	2,166,057

	4,454,997	800,743	5,255,740

At December 31, 2013 and 2014 the Company was in compliance with the covenants in its debt facilities. The Company’s debt facilities contain customary covenants and events of default; included within certain debt facilities are covenants that limit the ability of the Company to incur additional indebtedness and create liens, covenants that limit the ability of the Company to consolidate, merge or dispose of all or substantially all of its assets and enter into transactions with affiliates and covenants that limit the ability of the Company to pay dividends.

Capital lease obligation

As of December 31, 2014, 2 aircraft (2013: 2 aircraft) were financed by way of a capital lease whereby the capital lease obligation is amortized quarterly over the period of 12 years from drawdown with interest accruing at weighted average fixed rate of 4.07%. The anticipated aggregate principal and interest repayments due for its capital lease obligations for each of the fiscal years subsequent to December 31, 2014, are as follows:

	Principal	Interest	Total
2015	11,161	3,247	14,408
2016	11,585	2,787	14,372
2017	12,029	2,306	14,335
2018	12,510	1,785	14,295
2019	12,991	1,263	14,254
Thereafter	22,630	890	23,520

	82,906	12,278	95,184